Earnings Per Share - Additional Information (Details) (Stock Option and Restricted Stock) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Stock Option and Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock equivalents excluded from computation of earnings per share (in shares)	1.1	6.0